S-K 1602(c) Dilution	May 21, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.68
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	15,000,000
Net Tangible Book Value Adjusted	$ 146,449,980
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	152,600,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (158,400)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.51
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	15,000,000
Net Tangible Book Value Adjusted	$ 2,449,980
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(15,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(150,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 152,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (158,400)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.2
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	15,000,000
Net Tangible Book Value Adjusted	$ 110,449,980
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(3,750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	16,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(37,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	152,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (158,400)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.04
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	15,000,000
Net Tangible Book Value Adjusted	$ 74,449,980
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(7,500,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	12,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(75,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	152,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (158,400)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.61
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	15,000,000
Net Tangible Book Value Adjusted	$ 38,449,980
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(11,250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	8,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(112,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	152,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	45,282
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (158,400)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.69
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	17,250,000
Net Tangible Book Value Adjusted	$ 168,208,380
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	175,100,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 9.55
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	17,250,000
Net Tangible Book Value Adjusted	$ 2,608,380
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(17,250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(172,500,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 175,100,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.21
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	17,250,000
Net Tangible Book Value Adjusted	$ 126,808,380
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(4,312,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	18,687,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(43,125,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	175,100,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.06
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	17,250,000
Net Tangible Book Value Adjusted	$ 85,408,380
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(8,625,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	14,375,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(86,250,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	175,100,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.63
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (36,902)
Net Tangible Book Value Amount of Dilution	17,250,000
Net Tangible Book Value Adjusted	$ 44,008,380
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used Adjustment | shares	(12,937,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,062,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(129,375,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Sale Of Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	175,100,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 45,282